Significant Accounting Policies - Administrative Expenses (Details) - Community Financial System, Inc. 401(k) Employee Stock Ownership Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Significant Accounting Policies
Amount paid for record keeping, trustee, and other services	$ 1,532,000	$ 1,585,000
Trustee
Significant Accounting Policies
Amount paid for record keeping, trustee, and other services	$ 1,550,000	$ 1,453,000